Financial Assets - Composition of Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Abstract]
Receivables from financing activities	€ 447	€ 5,956
Other non-current financial assets	887	745
Other non-current financial assets	1,334	6,701
Fair value of derivatives financial instruments	49	19
Other securities	27,168	41,524
Other current financial assets	27,217	41,543
Financial Assets	€ 28,551	€ 48,244